CONSOLIDATED FINANCIAL STATEMENTS - Associate companies (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest in Associate companies
Net income (loss)	R$ (338,667)	R$ (2,885,929)	R$ (4,595,986)
Total comprehensive income	(298,366)	(7,773,542)	R$ 1,094,348
Associate companies
Interest in Associate companies
Net income (loss)	26,099	141,023
Total comprehensive income	R$ 26,099	R$ 141,023
Dona Francisca Energtica S.A.
Interest in Associate companies
Equity interest in associate companies (as a percent)	51.82%	51.82%	51.82%
Corsa Controladora, S.A. de C.V. and subsidiaries
Interest in Associate companies
Equity interest in associate companies (as a percent)	49.00%	49.00%	49.00%
Corporacin Centro Americana del Acero S.A. and subsidiaries
Interest in Associate companies
Equity interest in associate companies (as a percent)			30.00%